Equity Award Plans	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Award Plans
Equity Award Plans
Stock Option and Incentive Plan
The 2000 Stock Option and Incentive Plan (the “2000 Plan”) allows for the issuance of stock options and RSUs to employees, non-employees and directors. The Plan provides for incentive stock options to be granted to employees at an exercise price at least equal to 100% of the fair value at the grant date as determined by the Company’s Board of Directors. If a stock-based award is issued to an executive officer that owns more than 10% of the Company’s outstanding common stock, the exercise price will be 110% of the fair market value. The Plan also provides for nonqualified stock options to be issued to employees, non-employees and directors. Options granted generally have a maximum term of 10 years from grant date, allow for early exercise unless otherwise designated by the Board of Directors at the time of grant. Stock options and RSUs generally vest over a four-year period.
In October 2017, the Company’s stockholders approved the Company’s 2017 Equity Incentive Plan (the “2017 Plan”). The 2017 Plan provides for the grant of incentive stock options, nonstatutory stock options, restricted stock, restricted stock units, stock appreciation rights, performance stock units, performance shares, and performance awards. A total of 3,800,000 shares of the Company’s common stock are reserved for future issuance pursuant to the 2017 Plan. In addition, shares subject to outstanding awards granted under the 2000 Plan, that are canceled, expire, or otherwise terminate without having been exercised in full and shares previously issued under the 2000 Plan that are forfeited to the Company, tendered to or withheld by the Company for the payment of an award’s exercise price or for tax withholding, or repurchased by the Company, may be added to the 2017 Plan (provided that the maximum number of shares that may be added to the Company’s 2017 Plan pursuant to the provision in this sentence is 12,500,000 shares). The number of shares available for future issuance under the Company’s 2017 Plan also includes automatic annual increases on the first day of the Company’s fiscal year beginning with 2018, equal to the lesser of: 3,800,000 shares; 5% of the outstanding shares of common stock as of the last day of the Company’s immediately preceding fiscal year; or such lower number of shares as determined by the administrator of the 2017 Plan.
The Company had an early exercise liability of approximately $2.3 million and $1.2 million as at December 31, 2016, and 2017, respectively. Including early exercises, the Company has 6,184,187 and 38,266,450 shares of legally outstanding common stock as at December 31, 2016, and 2017, respectively.
2017 Employee Stock Purchase Plan
In October 2017, the Company’s stockholders approved the 2017 Employee Stock Purchase Plan (the “ESPP”).
The ESPP allows eligible employees to purchase shares of the Company’s common stock through payroll deductions and is intended to qualify under Section 423 of the Internal Revenue Code. A total of 800,000 shares of the Company’s common stock are available for sale under the ESPP. The number of shares available for issuance under the Company’s ESPP will also include an automatic, annual increase on the first day of each fiscal year of the Company beginning in 2018, equal to the lesser of: 800,000 shares; 1% of the total number of shares of the Company’s common stock outstanding on the last day of the Company’s immediately preceding fiscal year; or such lower number of shares as determined by the Administrator. The Company’s ESPP provides for consecutive, six-month offering periods. The offering periods are scheduled to start on the first trading day on or after May 20 and November 20 of each year, except for the first offering period which began following the closing of the IPO, and will end on the first trading day on May 18, 2018. Participants may purchase the Company’s common stock through payroll deductions, of up to a maximum of 15% of their eligible compensation. Participation will end automatically upon termination of employment with the Company. The purchase price of the shares will be 85% of the lower of the fair market value of the Company’s common stock on the first trading day of each offering period or on the exercise date.
As of December 31, 2017, no shares of common stock were purchased under the ESPP. The Company selected the Black-Scholes option-pricing model as the method for determining the estimated fair value for the Company’s ESPP. As of December 31, 2017, total unrecognized compensation cost related to the ESPP was $1.1 million, which will be amortized over a period of 0.4 years.
Stock Option Activity
The following table summarizes option activity under the Plan and related information (in thousands, except share, per share and contractual life amounts):

		Options Outstanding
	Shares Available for Grant	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance—December 31, 2015	833,319	8,352,659	$7.72	8.4	$93,575
Additional shares authorized	2,030,000	—	—
Options granted	(2,319,385)	2,319,385	$17.42
Restricted stock units granted	(1,042,000)	—	—
Options forfeited	653,434	(653,434)	$10.10
Options exercised	—	(431,095)	$2.53
Balance—December 31, 2016	155,368	9,587,515	$10.13	8.0	$61,865
Additional shares authorized	5,926,134	—	—
Options granted	(549,236)	549,236	$20.05
Restricted stock units granted	(2,354,793)	—	—
Restricted stock units forfeited	37,415	—	—
Options forfeited	517,255	(517,255)	$14.58
Options exercised	—	(305,863)	$5.32
Balance—December 31, 2017	3,732,143	9,313,633	$10.63	7.2	$198,012
Options vested and expected to vest—December 31, 2017		9,313,633	$10.63	7.2	$198,012
Options vested and exercisable—December 31, 2017		5,675,785	$8.40	6.5	$133,316

The weighted-average fair value per share for all options granted was $5.82, $8.24, and $9.79 for the years ended December 31, 2015, 2016, and 2017, respectively. The aggregate intrinsic value of employee options exercised was $10.0 million, $6.0 million, and $4.4 million for the years ended December 31, 2015, 2016, and 2017, respectively. The aggregate intrinsic value represents the difference between the Company’s estimated fair value of its common stock and the exercise price of the outstanding options.
As of December 31, 2017, total unrecognized compensation cost related to unvested options was $25.8 million, net of estimated forfeitures, which was expected to be amortized over a weighted-average period of approximately 2.1 years.
Restricted Stock Unit (“RSU”) Activity
The following table summarizes RSU activity under the Plan and related information (in thousands, except share, per share and contractual life amounts):

	RSUs Outstanding
	Number of Shares	Weighted- Average Grant Date Fair Value Per Share	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Balance—December 31, 2015	1,069,526	$9.06	2.7	$20,235
RSUs granted	1,042,000	$19.44
RSUs vested	(212,903)	$8.39
Balance—December 31, 2016	1,898,623	$14.83	1.7	$30,720
RSUs granted	2,354,793	$25.20
RSUs forfeited	(37,415)	$20.44
Balance—December 31, 2017	4,216,001	$20.57	1.7	$134,448
RSUs vested and expected to vest—December 31, 2017	4,216,001	$20.57	1.7	$134,448

As of December 31, 2017, total unrecognized compensation cost related to unvested RSUs was $67.2 million, which was expected to be amortized over a weighted-average period of approximately 2.2 years.
Stock-Based Compensation
Stock-based compensation expense for both employees and non-employees included in the accompanying consolidated statements of operations is as follows (in thousands):

	Year Ended December 31,
	2015	2016	2017
Cost of revenue:
Product	$16	$30	$103
Maintenance and professional services	391	1,123	2,291
Research and development	1,101	2,311	6,213
Sales and marketing	2,245	8,084	14,451
General and administrative	4,959	5,286	19,538
Total	$8,712	$16,834	$42,596

Certain employees and advisors have been granted stock options with vesting subject to a future liquidity event. Upon the liquidity event, these stock options became fully exercisable, and all of the associated stock-based compensation expense was recognized. The Company granted RSUs to participants that included both a service-based vesting condition and a performance-based vesting condition. The awards generally vest annually over four years, but were subject to a liquidity event prior to any of the shares vesting. Further, in the case of a liquidity event that is an IPO, participants must provide services through 181 days post-IPO before any of the “accrued” time-based shares can vest. Since these options and awards were tied to a liquidity event, and in accordance with the accounting guidance, the liquidity event was not deemed probable until occurrence, the Company did not record any expense for these grants until the completion of the Company’s IPO. Upon the closing of the Company’s IPO on October 31, 2017, the Company recognized stock-based compensation expense of approximately $21.2 million related to these performance-based stock options and RSUs.
During the year ended December 31, 2016, the Company entered into separation agreements with three employees which resulted in the acceleration of the vesting for stock options. As a result of the modification, the Company recorded stock-based compensation expense of $2.3 million to sales and marketing expense.
During the year ended December 31, 2017, the Company amended its Chief Executive Officer's (“CEO”) employment agreement to provide for accelerated vesting of all of the CEO’s equity awards upon his termination due to death or disability while executing his employment duties. As a result of this modification to the CEO’s vesting terms, the Company expects to record an incremental $7.6 million in stock-based compensation expense over the service period beginning in October 2017 (following the completion of the Company’s IPO), $6.5 million of which was recorded by the Company during the three months ended December 31, 2017.
Determining the Fair Value of Stock Options
The fair value of stock option awards granted to employees and to be purchased under ESPP are estimated using the Black-Scholes option-pricing model. The key assumptions within the model are described as follows:
Fair Value of Common Stock
Prior to the Company’s IPO, the Company’s Board of Directors considered numerous objective and subjective factors to determine the fair value of its common stock. These factors included, but were not limited to (i) contemporaneous third-party valuations of common stock; (ii) the rights and preferences of redeemable convertible preferred stock relative to common stock; (iii) the lack of marketability of common stock; (iv) developments in the business; and (v) the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions.
Subsequent to its IPO, the Company uses the market closing price for its common stock as reported on the NASDAQ Global Select Market on the date of grant.
Risk-Free Interest Rate
The risk-free interest rate is based on the rate for a U.S. Treasury zero-coupon issue with a term that approximates the expected life of the option on the date of grant.
Expected Term
The expected term represents the period that stock-based awards are expected to be outstanding. The expected term is calculated using the simplified method for stock options issued at-the-money. For stock options that have been issued out-of-the-money, the expected term was determined by calculating the midpoint of the simplified method and the contractual life of the option of 10 years, as neither historical experience nor other relevant data was available to estimate the future exercise behavior of out-of-the money stock options. The Company uses the remaining contractual life as the expected term for non-employee awards.
Volatility
The expected volatility is based on the average historic price volatility for the Company’s publicly traded industry peers based on daily price observations over a period equivalent to the expected term of stock-based awards. The historical volatility data of a peer group is used as there is insufficient trading history for the Company’s common stock.
Dividend Yield
The Company has never paid dividends and at present, does not expect to pay dividends in the foreseeable future.
The assumptions used to determine the grant date fair value of employee stock options and ESPP purchase rights for the periods presented are as follows:

	Year Ended December 31,
	2015	2016	2017
Employee Stock Options
Fair value of common stock	$8.32 – $18.92	$15.78 – $21.56	$16.73 – $31.16
Risk-free interest rate	0.0% – 2.0%	1.2% – 2.1%	1.9% – 2.2%
Expected term (in years)	0.1 – 6.2	6.0 – 8.1	6.0 – 6.1
Volatility	24% – 50%	47% – 51%	46% – 49%
Dividend yield	—%	—%	—%
Employee Stock Purchase Plan
Fair value of common stock	$—	$—	$6.86
Risk-free interest rate	—%	—%	1.4%
Expected term (in years)	0	0	0.52
Volatility	—%	—%	29.9%
Dividend yield	—%	—%	—%